Concentrations	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 11.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Luxembourg and Malaysia are similarly guaranteed. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. No provision was made for doubtful accounts at June 30, 2013, or December 31, 2012.

Customers accounting for more than 10% of total revenues during the three or six months ended June 30, 2013 or 2012, are tabulated as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
	2013		2012		2013		2012

Customer A	$125,000	51%	$—	—	$208,333	49%	$—	—
Customer B	$77,519	31%	$—	—	$161,242	38%	$—	—
Customer C	$26,870	11%	$—	—	$26,870	6%	$—	—
Customer D	$—	—	$7,650	38%	$—	—	$7,650	8%
Customer E	$—	—	$4,229	21%	$—	—	$9,251	10%
Customer F	$—	—	$3,750	19%	$—	—	$16,475	18%
Customer G	$—	—	$2,819	14%	$—	—	$2,819	3%
Customer H	$—	—	$—	—	$—	—	$27,754	30%
Customer I	$—	—	$—	—	$—	—	$15,000	16%